SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Warrant liability decrease	$ 2,594,111	$ 3,512,254	$ 870,499
Long-term debt increase	(173,251)	(209,096)	(244,941)
Interest expense decrease	107,535	71,690	35,845
Accumulated deficit increase	1,808,738	2,691,036	13,437
Additional paid in capital increase	(2,420,860)	(3,303,158)	(625,558)
Change in fair value of warrants during the year	$ 1,701,203	$ 2,619,347	$ 22,408